ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Feb. 28, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 322,779	$ 476,224
Refund liabilities	61,346	205,688
Accrued operating expenses	66,214	142,558
Other taxes payable	9,635	28,143
Professional service fee payable	3,617	8,716
Interest payable		1,727
Others	45,870	48,227
Accrued expenses and other current liabilities	$ 509,461	$ 911,283